CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 207,228	$ 29,633	¥ 465,004	¥ 378,989
Amounts due from related parties	¥ 1,293	$ 185	¥ 752
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets, net	¥ 157,558	$ 22,530	¥ 235,443
Total current assets	1,296,839	185,445	1,203,396
Total assets	1,599,983	228,794	1,909,437
Current liabilities
Accrued expenses and other current liabilities	204,388	29,226	322,034
Total current liabilities	636,315	90,992	893,656
Non-current liabilities
Total non-current liabilities	5,557	794	6,831
Total liabilities	641,872	91,786	900,487
Equity
Ordinary shares	219	31	249
Less: Treasury stock (38,169,381 shares and 17,697,861 shares as of December 31, 2024 and 2025, respectively)	(82,474)	(11,794)	(329,668)
Additional paid-in capital	9,122,119	1,304,446	9,146,928
Accumulated other comprehensive income	307,446	43,964	313,460
Accumulated deficit	(8,317,009)	(1,189,316)	(8,050,378)
Total Tuniu Corporation shareholders' equity	1,030,301	147,331	1,080,591
Total liabilities, redeemable noncontrolling interests and equity	1,599,983	228,794	1,909,437
Parent Company
Current assets
Cash and cash equivalents	94,162	13,465	12,592
Amounts due from related parties	¥ 6,873,533	$ 982,902	¥ 7,109,706
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets, net	¥ 12,618	$ 1,804	¥ 147
Total current assets	6,980,313	998,171	7,122,445
Total assets	6,980,313	998,171	7,122,445
Current liabilities
Accrued expenses and other current liabilities	1,220	174	661
Total current liabilities	1,220	174	661
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	5,948,792	850,666	6,041,193
Total non-current liabilities	5,948,792	850,666	6,041,193
Total liabilities	5,950,012	850,840	6,041,854
Equity
Ordinary shares	219	31	249
Less: Treasury stock (38,169,381 shares and 17,697,861 shares as of December 31, 2024 and 2025, respectively)	(82,474)	(11,794)	(329,668)
Additional paid-in capital	9,122,119	1,304,446	9,146,928
Accumulated other comprehensive income	307,446	43,964	313,460
Accumulated deficit	(8,317,009)	(1,189,316)	(8,050,378)
Total Tuniu Corporation shareholders' equity	1,030,301	147,331	1,080,591
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,980,313	$ 998,171	¥ 7,122,445